Financial instruments by category (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Borrowings [Member]
Statement [Line Items]
Subtotal financial liabilities	$ 822,535	$ 973,601
Financial liabilities at amortized cost (i)	822,535	973,601
Non-financial liabilities	0	0
Total	822,535	973,601
Trade And Other Payables [Member]
Statement [Line Items]
Subtotal financial liabilities	191,890	212,803
Financial liabilities at amortized cost (i)	191,890	212,803
Non-financial liabilities	107,189	114,837
Total	299,079	327,640
Total liabilities [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	1,014,425	1,186,460
Subtotal financial assets	1,029,669	1,191,206
Non-financial assets	107,189	114,837
Total	1,136,858	1,306,043
Financial liabilities at fair value through profit or loss	15,244	4,746
Level 1 [Member] | Borrowings [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Level 1 [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Financial liabilities at fair value through profit or loss	0	0
Commodities Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	3,535	777
Non-financial assets	0	0
Total	3,535	777
Commodities Future Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	1,519	7,661
Non-financial assets	0	0
Total	1,519	7,661
Swaps [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	1,041	1,036
Non-financial assets	0	0
Total	1,041	1,036
Others derivative financial instruments [Member]
Statement [Line Items]
Financial assets at amortized cost (i)		0
Subtotal financial assets		7,263
Non-financial assets		0
Total		7,263
Others Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0
Subtotal financial assets	1,401
Non-financial assets	0
Total	1,401
Others Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,401	2,130
Others Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Others Assets [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Restricted Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	2,720	4,466
Subtotal financial assets	2,720	4,466
Non-financial assets	0	0
Total	2,720	4,466
Options on companies [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	57
Subtotal financial assets	57
Non-financial assets	0
Total	57
Total Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	332,638	318,634
Subtotal financial assets	598,268	673,555
Non-financial assets	91,070	90,388
Total	689,338	763,943
Total Assets [Member] | Level 1 [Member]
Statement [Line Items]
Total	264,287	351,035
Total Assets [Member] | Level 3 [Member]
Statement [Line Items]
Total	25
Total Assets [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Total	1,318	3,886
Foreign Currency Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	206	1,024
Non-financial assets	0	0
Total	206	1,024
Trade And Other Receivables [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	273,421	274,430
Subtotal financial assets	316,555	329,602
Non-financial assets	91,070	90,388
Total	407,625	419,990
Trade And Other Receivables [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	43,134
Financial liabilities at fair value through profit or loss	55,172
Trade And Other Receivables [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Trade And Other Receivables [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Financial liabilities at fair value through profit or loss	0
Foreign Currency Future Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	191	6,587
Non-financial assets	0	0
Total	191	6,587
Short-term Bank In Deposits [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	63,801	110,237
Non-financial assets	0	0
Total	63,801	110,237
Derivative Financial Instruments [Member] | Commodities Futures Contracts [Member]
Statement [Line Items]
Subtotal financial liabilities	1,355	1,301
Financial liabilities at amortized cost (i)	0	56
Non-financial liabilities	0	0
Total	1,355	1,301
Derivative Financial Instruments [Member] | Commodities Options Contracts [Member]
Statement [Line Items]
Subtotal financial liabilities	669	3,009
Financial liabilities at amortized cost (i)	0	0
Non-financial liabilities	0	0
Total	669	3,009
Derivative Financial Instruments [Member] | Commodities Options Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	3,535	777
Financial liabilities at fair value through profit or loss	669	3,009
Derivative Financial Instruments [Member] | Commodities Options Contracts [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Commodities Options Contracts [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Commodities Future Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,519	7,661
Financial liabilities at fair value through profit or loss	1,355	1,245
Derivative Financial Instruments [Member] | Commodities Future Contracts [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Commodities Future Contracts [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Swaps [Member]
Statement [Line Items]
Subtotal financial liabilities	1,651	22
Financial liabilities at amortized cost (i)	0	0
Non-financial liabilities	0	0
Total	1,651	22
Derivative Financial Instruments [Member] | Swaps [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	1,651	22
Derivative Financial Instruments [Member] | Swaps [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Swaps [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	1,041	1,036
Derivative Financial Instruments [Member] | Restricted Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Restricted Assets [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss		0
Derivative Financial Instruments [Member] | Cash on hand and at bank [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Cash on hand and at bank [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Cash on hand and at bank [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Short-term investments [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	63,801	110,237
Derivative Financial Instruments [Member] | Short-term investments [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Short-term investments [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Options on companies [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Options on companies [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Options on companies [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Foreign Currency Options Contracts [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Non-financial assets	0	0
Total	7,853	470
Subtotal financial liabilities	7,853	470
Derivative Financial Instruments [Member] | Foreign Currency Options Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	206	1,024
Financial liabilities at fair value through profit or loss	7,853
Derivative Financial Instruments [Member] | Foreign Currency Options Contracts [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Foreign Currency Options Contracts [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [Member]
Statement [Line Items]
Total	3,716
Subtotal financial liabilities	3,716
Financial liabilities at amortized cost (i)	0
Non-financial liabilities	0
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	191	6,587
Financial liabilities at fair value through profit or loss	3,716	470
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Derivative Financial Instruments [Member] | Foreign Currency Future Contracts [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Equity securities in public companies [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	89	0
Subtotal financial assets	17,650	18,747
Non-financial assets	0	0
Total	17,650	18,747
Investments In Financial Assets [Member] | Equity securities in public companies [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	17,561
Financial liabilities at fair value through profit or loss	18,747
Investments In Financial Assets [Member] | Equity securities in public companies [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Investments In Financial Assets [Member] | Equity securities in public companies [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Financial liabilities at fair value through profit or loss	0
Investments In Financial Assets [Member] | Bonds 1 [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	54,075
Financial liabilities at fair value through profit or loss		48,426
Investments In Financial Assets [Member] | Bonds 1 [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Investments In Financial Assets [Member] | Bonds 1 [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Financial liabilities at fair value through profit or loss		2,850
Investments In Financial Assets [Member] | Mutual Funds [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	65,472	93,011
Non-financial assets	0	0
Total	65,472	93,011
Investments In Financial Assets [Member] | Mutual Funds [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	65,195
Financial liabilities at fair value through profit or loss		93,011
Investments In Financial Assets [Member] | Mutual Funds [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0
Investments In Financial Assets [Member] | Mutual Funds [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	277
Financial liabilities at fair value through profit or loss		0
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	5,517	5,315
Subtotal financial assets	19,211	7,445
Non-financial assets	0	0
Total	19,211	7,445
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member] | Level 1 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	13,669	7,263
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member] | Level 3 [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	25
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member] | Level 2 of fair value [Member]
Statement [Line Items]
Financial assets at fair value through profit or loss	0	0
Investments In Financial Assets [Member] | Bonds 1 [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	0	0
Subtotal financial assets	54,075	51,276
Non-financial assets	0	0
Total	54,075	51,276
Cash And Cash Equivalents [Member] | Cash at bank and on hand [Member]
Statement [Line Items]
Financial assets at amortized cost (i)	50,834	34,423
Subtotal financial assets	50,834	34,423
Non-financial assets	0	0
Total	$ 50,834	$ 34,423